/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
10/12/99    Shares of        16,300           6.00             7.00      Merrill
            Beneficial                                                   Lynch
            Interest
10/13/99    Shares of        25,000           6.00             6.99      Merrill
            Beneficial                                                   Lynch
            Interest
10/15/99    Shares of        70,000           5.9375           6.99      Merrill
            Beneficial                                                   Lynch
            Interest
10/26/99    Shares of        60,000           5.9375           6.99      Merrill
            Beneficial                                                   Lynch
            Interest
10/27/99    Shares of        50,000           5.9375           6.99      Merrill
            Beneficial                                                   Lynch
            Interest











Total Shares Repurchased:  221,300
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer